Notes to Profit or Loss - Schedule of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	€ 810	€ 489
Deferred Tax Liability	4,317	8,300
Intangible asset [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	0	0
Deferred Tax Liability	4,317	8,297
Receivables and other assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	319	0
Deferred Tax Liability	0	0
Prepaid expenses and deferred charges [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	0	0
Deferred Tax Liability	0	3
Other provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	278	253
Deferred Tax Liability	0	0
Other liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	213	236
Deferred Tax Liability	€ 0	€ 0